Trade payables and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Trade Payables and Accrued Expenses

	As at March 31,
		2022		2023
Trade payables	₹	28,683	₹	21,728
Accrued expenses		65,794		67,326
	₹	94,477	₹	89,054